SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
VAT rate	13.00%	13.00%	13.00%
Rental income	9.00%	9.00%	9.00%
Sales commission expenses	$ 3,552,721	$ 1,346,416	$ 676,259
Selling and marketing expenses	728,927	181,417	91,788
Uncertain tax positions	$ 0	$ 0	$ 0